Schedule of Investments (unaudited)
June 30, 2023
iShares® Mortgage Real Estate ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Mortgage REITs — 97.8%
AFC Gamma, Inc.	212,353	$ 2,643,795
AGNC Investment Corp.	6,125,273	62,049,015
Angel Oak Mortgage REIT, Inc.(a)	152,811	1,259,163
Annaly Capital Management, Inc.	5,274,117	105,535,081
Apollo Commercial Real Estate Finance, Inc.	1,838,918	20,816,552
Arbor Realty Trust, Inc.(a)	1,952,192	28,931,485
Ares Commercial Real Estate Corp.	673,027	6,831,224
ARMOUR Residential REIT, Inc.	2,540,981	13,543,429
Blackstone Mortgage Trust, Inc., Class A	1,386,631	28,855,791
BrightSpire Capital, Inc.	1,668,901	11,231,704
Chicago Atlantic Real Estate Finance, Inc.	212,477	3,219,026
Chimera Investment Corp.	3,015,506	17,399,470
Dynex Capital, Inc.	699,474	8,806,378
Ellington Financial, Inc.	845,834	11,672,509
Franklin BSP Realty Trust, Inc.	1,076,679	15,245,775
Granite Point Mortgage Trust, Inc.	661,810	3,507,593
Great Ajax Corp.	295,605	1,812,059
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(a)	1,059,905	26,497,625
Invesco Mortgage Capital, Inc.	543,582	6,234,885
KKR Real Estate Finance Trust, Inc.	762,818	9,283,495
Ladder Capital Corp., Class A	1,466,844	15,915,257
MFA Financial, Inc.	1,324,954	14,892,483
New York Mortgage Trust, Inc.(a)	1,178,578	11,691,494
Nexpoint Real Estate Finance, Inc.	104,702	1,632,304
Orchid Island Capital, Inc.	509,708	5,275,478
PennyMac Mortgage Investment Trust	1,144,516	15,428,075
Ready Capital Corp.	2,074,534	23,400,743
Security	Shares	Value
Mortgage REITs (continued)
Redwood Trust, Inc.	1,475,169	$ 9,396,826
Rithm Capital Corp.	5,145,948	48,114,614
Starwood Property Trust, Inc.	3,147,365	61,058,881
TPG RE Finance Trust, Inc.	894,509	6,628,312
Two Harbors Investment Corp.	1,259,528	17,482,249
		616,292,770
Total Long-Term Investments — 97.8% (Cost: $866,283,762)		616,292,770
Short-Term Securities
Money Market Funds — 4.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.31%(b)(c)(d)	30,482,615	30,488,712
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.09%(b)(c)	532,182	532,182
Total Short-Term Securities — 4.9% (Cost: $31,022,009)		31,020,894
Total Investments — 102.7% (Cost: $897,305,771)		647,313,664
Liabilities in Excess of Other Assets — (2.7)%		(16,812,234)
Net Assets — 100.0%		$ 630,501,430
(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/23	Shares Held at 06/30/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 6,292,932	$ 24,198,002 (a)	$ —	$ (1,403)	$ (819)	$ 30,488,712	30,482,615	$ 61,260 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	498,399	33,783(a)	—	—	—	532,182	532,182	18,242	—
				$ (1,403)	$ (819)	$ 31,020,894		$ 79,502	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® Mortgage Real Estate ETF
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index	427	09/15/23	$ 14,386	$ 150,402
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 616,292,770	$ —	$ —	$ 616,292,770
Short-Term Securities
Money Market Funds	31,020,894	—	—	31,020,894
	$ 647,313,664	$ —	$ —	$ 647,313,664
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 150,402	$ —	$ —	$ 150,402
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
REIT	Real Estate Investment Trust
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